Taxes (Details) - Schedule of taxes reconciles rate	6 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Schedule Of Taxes Reconciles Rate Abstract
PRC statutory income tax rate	25.00%	25.00%
Effect of PRC preferential tax rate	(10.00%)	(10.00%)
Effect of other un-deductible expenses	(2.30%)
Effect of other deductible expenses	1.90%	13.50%
Total	14.60%	1.50%